Collection Period Ended                                   31-May-2013
Principal
Note
Payment
Factor
0.00
0.000000
50,548,347.28
0.795012
0.00
1.000000
0.00
1.000000
50,548,347.28
Interest & Principal
Payment
0.00
50,686,497.43
176,250.00
74,470.83
$50,937,218.26
Mercedes-Benz Auto Receivables Trust 2012-1
Investor Report
Amounts in USD
Dates
Collection Period No.
9
Collection Period (from... to)
1-May-2013
31-May-2013
Determination Date
13-Jun-2013
Record Date
14-Jun-2013
Distribution Date
17-Jun-2013
Interest Period of the Class A-1 Notes (from... to)
15-May-2013
17-Jun-2013             Actual/360 Days
33
Interest Period of the Class A-2, A-3 and A-4 Notes (from... to)
15-May-2013
15-Jun-2013
30/360 Days
30
Summary
Initial
Beginning
Ending
Principal per $1000
Balance
Balance
Balance
Face Amount
Class A-1 Notes
450,000,000.00
0.00
0.00
0.000000
Class A-2 Notes
500,000,000.00
448,054,538.07
397,506,190.79
101.096695
Class A-3 Notes
450,000,000.00
450,000,000.00
450,000,000.00
0.000000
Class A-4 Notes
146,500,000.00
146,500,000.00
146,500,000.00
0.000000
Total Note Balance
1,546,500,000.00
1,044,554,538.07
994,006,190.79
Overcollateralization
47,874,327.63
55,803,101.47
55,803,101.47
Adjusted Pool Balance
1,594,374,327.63
1,100,357,639.54
1,049,809,292.26
Yield Supplement Overcollateralization Amount
56,491,714.15
38,234,369.16
36,467,068.45
Pool Balance
1,650,866,041.78
1,138,592,008.70
1,086,276,360.71
Amount
Percentage
Initial Overcollateralization Amount
47,874,327.63
3.00%
Target Overcollateralization Amount
55,803,101.47
3.50%
Current Overcollateralization Amount
55,803,101.47
3.50%
Interest per
Interest & Principal Payment
Interest Rate
Interest Payment
$1000 Face Amount
per $1000 Face Amount
Class A-1 Notes
0.230000%
0.00
0.000000
0.000000
Class A-2 Notes
0.370000%
138,150.15
0.276300
101.372995
Class A-3 Notes
0.470000%
176,250.00
0.391667
0.391667
Class A-4 Notes
0.610000%
74,470.83
0.508333
0.508333
Total
$388,870.98
Available Funds
Distributions
Principal Collections
52,165,670.00
(1) Total Servicing Fee
948,826.67
Interest Collections
2,750,149.27
Nonrecoverable Advances to the Servicer
0.00
Net Liquidation Proceeds
-294.67
(2) Total Trustee Fees (max. $100,000 p.a.)
0.00
Recoveries
150,740.69
(3) Interest Distributable Amount Class A Notes
388,870.98
Purchase Amounts
0.00
(4) Priority Principal Distributable Amount
0.00
Advances made by the Servicer
0.00
(5) To Reserve Fund to reach the Reserve Fund Required Amount
0.00
Investment Earnings
467.63
(6) Regular Principal Distributable Amount
50,548,347.28
Available Collections
55,066,732.92
(7) Additional Servicing Fee and Transition Costs
0.00
Reserve Fund Draw Amount
0.00
(8) Total Trustee Fees [not previously paid under (2)]
0.00
Available Funds
55,066,732.92
(9) Excess Collections to Certificateholders
3,180,687.99
Total Distribution
55,066,732.92
Distribution Detail
Due
Paid
Shortfall
Total Servicing Fee
948,826.67
948,826.67
0.00
Total Trustee Fee
0.00
0.00
0.00
Monthly Interest Distributable Amount
388,870.98
388,870.98
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2 Notes
138,150.15
138,150.15
0.00
thereof on Class A-3 Notes
176,250.00
176,250.00
0.00
thereof on Class A-4 Notes
74,470.83
74,470.83
0.00
Interest Carryover Shortfall Amount
0.00
0.00
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2 Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
0.00
0.00
0.00
thereof on Class A-4 Notes
0.00
0.00
0.00
Interest Distributable Amount Class A Notes
388,870.98
388,870.98
0.00
0.00
Reserve Fund and Investment Earnings
Priority Principal Distributable Amount
0.00
0.00
0.00
Regular Principal Distributable Amount
50,548,347.28
50,548,347.28
0.00
Reserve Fund
Reserve Fund Required Amount
3,985,935.82
Reserve Fund Amount - Beginning Balance
3,985,935.82
Aggregate Principal Distributable Amount
50,548,347.28
50,548,347.28
plus top up Reserve Fund up to the Required Amount
0.00
plus Net Investment Earnings for the Collection Period
33.86
minus Net Investment Earnings
33.86
minus Reserve Fund Draw Amount
0.00
Reserve Fund Amount - Ending Balance
3,985,935.82
Reserve Fund Deficiency
0.00
60,543
Investment Earnings
Net Investment Earnings on the Reserve Fund
33.86
Net Investment Earnings on the Collection Account
433.77
Investment Earnings for the Collection Period
467.63
51,243
Principal Collections
33,326,097.52
Notice to Investors
Pool Statistics
Pool Data
Amount
Number of Receivables
Cutoff Date Pool Balance
1,650,866,041.78
Principal Collections attributable to Full Pay-offs
18,839,572.48
Principal Purchase Amounts
0.00
Principal Gross Losses
Pool Balance beginning of Collection Period
1,138,592,008.70
149,977.99
Pool Balance end of Collection Period
1,086,276,360.71
49,928
Pool Factor
65.80%
As of Cutoff Date
Current
Weighted Average APR
2.93%
2.90%
Weighted Average Number of Remaining Payments
47.48
39.90
Weighted Average Seasoning (months)
13.98
22.71
Delinquency Profile *
Amount
Number of Receivables
694,837.15
21
0.06%
Percentage
Current
1,082,843,974.64
49,811
99.68%
0.06%
Total
1,086,276,360.71
49,928
100.00%
31-60 Days Delinquent
2,098,186.65
80
0.19%
61-90 Days Delinquent
149,977.99
Principal Net Liquidation Proceeds
87.85
91-120 Days Delinquent
639,362.27
16
Principal Recoveries
149,210.01
Principal Net Losses
680.13
*A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
Losses
Current
Cumulative Principal Net Losses
1,416,274.44
Principal Gross Losses
Cumulative Principal Net Losses as % of Cutoff Date Pool Balance
0.086%